TAXATION - The components of (loss)/income before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Income before income taxes, domestic	¥ 5,589,445	$ 797,774	¥ 3,719,882	¥ 3,225,895
Income before income taxes	5,280,175	753,632	3,726,262	3,102,164
Income tax expenses
Current income tax expenses	1,285,431	183,468	692,072	399,740
Income tax expenses, domestic	1,285,385	183,461	687,001	394,700
Deferred tax expenses/(benefits)	394,362	56,287	78,481	(141,613)
Deferred tax expenses/(benefits), domestic	54,565	7,788	78,481	(141,613)
Income tax expenses	1,679,793	239,755	770,553	258,127
Hong Kong
TAXATION
Income before income taxes, foreign	2,965	423	31,033	33,395
Income tax expenses
Income tax expenses, foreign	46	7	5,071	5,040
Deferred tax expenses/(benefits), foreign	339,797	48,499
Other foreign jurisdictions
TAXATION
Income before income taxes, foreign	¥ (312,235)	$ (44,565)	¥ (24,653)	¥ (157,126)